Accounts Receivable, Net (Schedule Of Account Receivable) (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable		$ 214,920	$ 170,600
Less: Allowance for Doubtful Accounts		0	0
Net	$ 117,479	$ 214,920	$ 170,600